                                THE GALAXY FUND
                                  ("Galaxy")

                    Galaxy Institutional Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund
                             Galaxy Prime Reserves
                          Galaxy Tax-Exempt Reserves
                                 (the "Funds")

                                 Select Shares

                     Supplement dated June 17, 2005 to the
                      Prospectus dated February 28, 2005

Change in Transfer Agent

   On June 13, 2005, Columbia Funds Services, Inc., an affiliate of the Funds' investment adviser, began serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures and/or related matters in connection with the opening and servicing of shareholder accounts have been changed as described below.

1. Fees and expenses of the Funds:

   The following information supplements the information in the section entitled "Fees and expenses of the Fund--Annual Fund operating expenses" on page 4 (Galaxy Institutional Money Market Fund), page 7 (Galaxy Institutional Government Money Market Fund), page 10 (Galaxy Institutional Treasury Money Market Fund), page 13 (Galaxy Prime Reserves) and page 17 (Galaxy Tax-Exempt Reserves) of the Prospectus:

   Effective June 13, 2005, a $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Funds' transfer agent.

2. How to invest in the Funds:

  Buying and selling shares

      a. The telephone number for determining if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange as set forth in the last sentence of the third paragraph of the section entitled "Buying and selling shares" on page 21 of the Prospectus has been changed to 1-800-345-6611.

      b. The first two sentences of the fourth paragraph of the section entitled "Buying and selling shares" on page 21 of the Prospectus are deleted and replaced with the following:

       If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day).

      c. The following sentence is added at the end of the fifth paragraph of the section entitled "Buying and selling shares" on page 21 of the
   Prospectus:

       Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early.

  Other transaction policies

      a. The second paragraph of the section entitled "Other transaction policies" on page 22 of the Prospectus is deleted and replaced with the following:

       Sales proceeds are normally wired to your qualified financial institution on the next business day but, upon prior written request, Galaxy may wire sales proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

3. Dividends, distributions and taxes:

   The last sentence of the first paragraph of the section entitled "Dividends, distributions and taxes" on page 24 of the Prospectus is deleted and replaced with the following:

   You may elect to receive your dividends and capital gains distributions in cash or have them reinvested in additional shares of your current Fund. All distributions of $10 or less will be automatically reinvested in additional shares of your current Fund. If you elect to receive distributions in cash and the distribution check is returned as undeliverable, or if you do not cash a distribution check within six months of the date of the check, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

4. Where to find more information:

   The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) as set forth on the back cover page of the Prospectus have been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081
       1-800-345-6611


MMGALIN2-SUP (6/17/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                           Galaxy Money Market Fund
                      Galaxy Government Money Market Fund
                    Galaxy U.S. Treasury Money Market Fund
                      Galaxy Tax-Exempt Money Market Fund
                                 (the "Funds")

                                Retail A Shares

                     Supplement dated June 17, 2005 to the
                      Prospectus dated September 30, 2004

Change in Transfer Agent

   On June 13, 2005, Columbia Funds Services, Inc., an affiliate of the Funds' investment adviser, began serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures and/or related matters in connection with the opening and servicing of shareholder accounts have been changed as described below.

1. Fees and expenses of the Funds:

   The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 5 (Galaxy Money Market Fund), page 8 (Galaxy Government Money Market
Fund), page 11 (Galaxy U.S. Treasury Money Market Fund) and page 14 (Galaxy Tax-Exempt Money Market Fund) of the Prospectus:

   Effective June 13, 2005, a $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

2. How to invest in the Funds:

  Buying, selling and exchanging shares

   a. The telephone number for determining if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange as set forth in the last sentence of the second paragraph of the section entitled "Buying, selling and exchanging shares" on page 18 of the Prospectus has been changed to 1-800-345-6611.

   b. The first two sentences of the third paragraph of the section entitled "Buying, selling and exchanging shares" on page 18 of the Prospectus are deleted and replaced with the following:

   If your order to buy shares is received and accepted by Galaxy's transfer agent on a business day by 11:00 a.m. (Eastern time) for the U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund or by 2:00 p.m. (Eastern time) for the Money Market Fund and Government Money Market Fund, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to purchase shares is received and accepted by Galaxy's transfer agent on a business day after 11:00 a.m. (Eastern time) for the U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund or after 2:00 p.m. (Eastern time) for the Money Market Fund and Government Money Market Fund but in each case before 4:00 p.m. (Eastern time), the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day).

   c. The following sentences are added at the end of the third paragraph of the section entitled "Buying, selling and exchanging shares" on page 18 of the
Prospectus:

   Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early. For purposes of determining when your order is received, purchases and redemptions by electronic funds transfer, purchases and redemptions by check and exchange transactions on a given business day are treated as received after the applicable 11:00 a.m. or 2:00 p.m. time limits referenced above but before 4:00 p.m. on that business day.

  How to buy shares

   a. The second paragraph of the section entitled "How to buy shares" on pages 18-19 of the Prospectus has been revised to read as follows:

   The minimum initial investment to open a Fund account is $1,000 ($50 if you participate in the Automatic Investment Program) and the minimum subsequent investment in an existing account is $50. Your financial adviser may impose alternative minimum investment requirements. See Galaxy investor programs below for information on other minimums for initial and additional investments.

   b. The telephone number to call in order to buy shares directly through Galaxy's transfer agent as set forth in the fifth paragraph of the section entitled "How to buy shares" on pages 18-19 of the Prospectus has been changed to 1-800-422-3737.

   c. The address to which completed account applications, checks and/or other materials should be mailed in connection with initial and subsequent investments in the Funds as set forth in the section entitled "Buying by mail" on page 19 of the Prospectus has been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081

   d. The following section is added immediately following the section entitled "Buying by mail" on page 19 of the Prospectus:

  Buying by electronic funds transfer

   You may purchase shares of the Funds by electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application.

   e. The first three paragraphs of the section entitled "Buying by wire" on page 19 of the Prospectus have been revised to read as follows:

   To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Bank of America as agent for Galaxy's transfer agent. Prior to initiating any wire purchase, you must call Galaxy's transfer agent at 1-800-422-3737 to obtain a control number, which must be included with your wire.

   Prior to June 20, 2005, please call Galaxy's transfer agent at 1-800-345-6611 for special wire instructions. Effective June 20, 2005, you should wire money and registration instructions to:

       Bank of America
       100 Federal Street
       Boston, MA 02110
       ABA# 026009593
       DDA# 98227776
       [Account number]
       [Account registration]
       [Control number]

   Before making an initial investment by wire, you must complete an account application and send it to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

  How to sell shares

   a. The address to which written requests to sell shares of the Funds should be mailed as set forth in the section entitled "Selling by mail" on page 20 of the Prospectus has been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081

   b. The first sentence of the section entitled "Selling by phone" on page 20 of the Prospectus is deleted and replaced with the following:

   You can sell shares of the Funds by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified Galaxy of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period.

   c. The following section is added immediately following the section entitled "Selling by phone" on page 20 of the Prospectus:

  Selling by electronic funds transfer

   You may sell shares of the Funds and request that the proceeds be electronically transferred to your bank account. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. For details, call 1-800-422-3737.

   d. Under the section entitled "Medallion signature guarantees" on pages 20-21 of the Prospectus, (i) the first bullet point is revised to provide that when selling shares by mail or phone, a Medallion signature guarantee is required if you're selling shares worth more than $100,000 and (ii) the third bullet point is deleted.

  How to exchange shares

   a. The section entitled "How to exchange shares" on page 21 of the Prospectus has been revised to read as follows:

   You may exchange Retail A Shares of a Fund for Retail A Shares of any other Galaxy Money Market Fund.

   To exchange shares:

  .   ask you financial adviser

  .   call Galaxy's transfer agent at 1-800-422-3737

  .   send your request in writing to

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081

   Galaxy doesn't charge any fees for making exchanges, but your financial adviser might do so.

  Other transaction policies

   a. The first paragraph of the section entitled "Other transaction policies" on page 21 of the Prospectus is deleted.

   b. The sixth paragraph of the section entitled "Other transaction policies" on page 21 of the Prospectus is deleted and replaced by the following:

   Sales proceeds are normally sent to you within three business days but, upon prior written request, Galaxy may wire sales proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

   c. The following section is added immediately following the section entitled "Other transaction policies" on page 21 of the Prospectus:

  Frequent purchases and redemptions of shares

   Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason Galaxy's Board of Trustees has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of shares of the Funds. The Board also believes that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Adviser, which could detract from the Fund's performance.

3. Dividends, distributions and taxes:

   The second paragraph of the section entitled "Dividends and capital gains distributions" on page 22 of the Prospectus is deleted and replaced with the following:

   You may elect to receive your dividends and capital gains distributions in cash or have them reinvested in additional shares of your current Fund. All distributions of $10 or less will be automatically reinvested in additional shares of your current Fund. If you elect to receive distributions in cash and the distribution check is returned as undeliverable, or if you do not cash a distribution check within six months of the date of the check, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

   You may elect to have your distributions directly deposited to your bank checking or savings account by electronic funds transfer. To establish this feature, please call Galaxy's transfer agent at 1-800-345-6611 or, after June 13, 2005, visit www.columbiafunds.com.

4. Galaxy investor programs:

   a. The last sentence of the first paragraph of the section entitled "Galaxy investor programs" on page 23 of the Prospectus is revised to read as follows:

   For further information on any of these programs, call your financial adviser or Galaxy's transfer agent at 1-800-345-6611.

   b. The first two sentences of the section entitled "Checkwriting" on page 23 of the Prospectus are deleted and replaced with the following:

   You can sign up for Galaxy's checkwriting privilege by completing the signature card that accompanies the account application or by calling Galaxy's transfer agent at 1-800-345-6611 to obtain a signature card (if you have previously elected this feature but haven't written a check in the past 18 months, please call the transfer agent to request a signature card). The check must be in an amount of at least $250 and no more than $100,000. You will continue to earn dividends on shares until the check is presented to the bank for payment. When the check is presented to the bank for payment, a sufficient number of shares will be sold at the next determined NAV to cover the amount of the check.

   c. The section entitled "Direct deposit program" is deleted.

   d. The section entitled "Systematic withdrawal plan" on page 23 of the Prospectus is deleted and replaced with the following:

   You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.

   e. The address to which to mail your instructions to cancel your participation in any of Galaxy's investor programs as set forth in the second to last paragraph under the heading "Galaxy investor programs" on page 23 of the Prospectus has been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081

5. How to reach Galaxy:

   The two paragraphs of the section entitled "Galaxy shareholder services" on page 24 of the Prospectus are deleted and replaced with the following:

   Call Galaxy's transfer agent at 1-800-345-6611 for automated account access 24 hours a day, 7 days a week. Shareholder Service Representatives are available to assist you Monday through Friday, from 8:00 a.m. to 8:00 p.m. Eastern Time.

6. Where to find more information:

   The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) as set forth on the back cover page of the Prospectus have been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081
       1-800-345-6611

GALMMRA-SUP (6/17/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                Galaxy Connecticut Municipal Money Market Fund
               Galaxy Massachusetts Municipal Money Market Fund
                  Galaxy New York Municipal Money Market Fund
                 Galaxy New Jersey Municipal Money Market Fund
                  Galaxy Florida Municipal Money Market Fund
                                 (the "Funds")

                                Retail A Shares

                     Supplement dated June 17, 2005 to the
                      Prospectus dated September 30, 2004

Change in Transfer Agent

   On June 13, 2005, Columbia Funds Services, Inc., an affiliate of the Funds' investment adviser, began serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures and/or related matters in connection with the opening and servicing of shareholder accounts have been changed as described below.

1. Fees and expenses of the Funds:

   The following information supplements the information in the section entitled "Fees and expenses of the Fund--Annual Fund operating expenses" on page 4 (Galaxy Connecticut Municipal Money Market Fund), page 7 (Galaxy Massachusetts Municipal Money Market Fund), page 10 (Galaxy New York Municipal Money Market Fund), page 12 (Galaxy New Jersey Municipal Money Market Fund) and page 15 (Galaxy Florida Municipal Money Market Fund) of the Prospectus:

   Effective June 13, 2005, a $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

2. How to invest in the Funds:

  Buying, selling and exchanging shares

   a. The telephone number for determining if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange as set forth in the last sentence of the second paragraph of the section entitled "Buying, selling and exchanging shares" on page 19 of the Prospectus has been changed to 1-800-422-3737.

   b. The first two sentences of the third paragraph of the section entitled "Buying, selling and exchanging shares" on page 19 of the Prospectus are deleted and replaced with the following:

   If your order to buy shares is received and accepted by Galaxy's transfer agent by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to purchase shares is received and accepted by Galaxy's transfer agent after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time), the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day).

   c. The following sentences are added at the end of the third paragraph of the section entitled "Buying, selling and exchanging shares" on page 19 of the
Prospectus:

   Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early. For purposes of determining when your order is received, purchases and redemptions by electronic funds transfer, purchases and redemptions by check and exchange transactions on a given business day are treated as received after 11:00 a.m. but before 4:00 p.m. on that business day.

  How to buy shares

   a. The second paragraph of the section entitled "How to buy shares" on pages 19-20 of the Prospectus has been revised to read as follows:

   The minimum initial investment to open a Fund account is $1,000 ($50 if you participate in the Automatic Investment Program) and the minimum subsequent investment in an existing account is $50. Your financial adviser may impose alternative minimum investment requirements. See Galaxy investor programs below for information on other minimums for initial and additional investments.

   b. The telephone number to call in order to buy shares directly from Galaxy's transfer agent as set forth in the fifth paragraph of the section entitled "How to buy shares" on pages 19-20 of the Prospectus has been changed to 1-800-345-6611.

   c. The address to which completed account applications, checks and/or other materials should be mailed in connection with initial and subsequent investments in the Funds as set forth in the section entitled "Buying by mail" on page 20 of the Prospectus has been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081

   d. The following section is added immediately following the section entitled "Buying by mail" on page 20 of the Prospectus:

  Buying by electronic funds transfer

   You may purchase shares of the Funds by electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application.

   e. The first three paragraphs of the section entitled "Buying by wire" on page 20 of the Prospectus have been revised to read as follows:

   To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Bank of America as agent for Galaxy's transfer agent. Prior to initiating any wire purchase, you must call Galaxy's transfer agent at 1-800-422-3737 to obtain a control number, which must be included with your wire.

   Prior to June 20, 2005, please call Galaxy's transfer agent at 1-800-422-3737 for special wire instructions. Effective June 20, 2005, you should wire money and registration instructions to:

       Bank of America
       100 Federal Street
       Boston, MA 02110
       ABA# 026009593
       DDA# 98227776
       [Account number]
       [Account registration]
       [Control number]

   Before making an initial investment by wire, you must complete an account application and send it to Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

  How to sell shares

   a. The address to which written requests to sell shares of the Funds should be mailed as set forth in the section entitled "Selling by mail" on page 21 of the Prospectus has been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081

   b. The first sentence of the section entitled "Selling by phone" on page 21 of the Prospectus is deleted and replaced with the following:

   You can sell shares of the Funds by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified Galaxy of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period.

   c. The following section is added immediately following the section entitled "Selling by phone" on page 21 of the Prospectus:

  Selling by electronic funds transfer

   You may sell shares of the Funds and request that the proceeds be electronically transferred to your bank account. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. For details, call 1-800-422-3737.

   d. Under the section entitled "Medallion signature guarantees" on page 21 of the Prospectus, (i) the first bullet point is revised to provide that when selling shares by mail or phone, a Medallion signature guarantee is required if you're selling shares worth more than $100,000 and (ii) the third bullet point is deleted.

  How to exchange shares

   a. The section entitled "How to exchange shares" on page 21 of the Prospectus has been revised to read as follows:

   You may exchange Retail A Shares of a Fund for Retail A Shares of any other Galaxy Money Market Fund.

   To exchange shares:

  .   ask you financial adviser

  .   call Galaxy's transfer agent at 1-800-422-3737

  .   send your request in writing to

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081

   Galaxy doesn't charge any fee for making exchanges, but your financial adviser might do so.

  Other transaction policies

   a. The first paragraph of the section entitled "Other transaction policies" on page 22 of the Prospectus is deleted.

   b. The sixth paragraph of the section entitled "Other transaction policies" on page 22 of the Prospectus is deleted and replaced by the following:

   Sales proceeds are normally sent to you within three business days but, upon prior written request, Galaxy may wire sales proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

   c. The following section is added immediately following the section entitled "Other transaction policies" on page 22 of the Prospectus:

  Frequent purchases and redemptions of shares

   Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason Galaxy's Board of Trustees has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of shares of the Funds. The Board also believes that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Adviser, which could detract from the Fund's performance.

3. Dividends, distributions and taxes:

   The second paragraph of the section entitled "Dividends and capital gains distributions" on page 22 of the Prospectus is deleted and replaced with the following:

   You may elect to receive your dividends and capital gains distributions in cash or have them reinvested in additional shares of your current Fund. All distributions of $10 or less will be automatically reinvested in additional shares of your current Fund. If you elect to receive distributions in cash and the distribution check is returned as undeliverable, or if you do not cash a distribution check within six months of the date of the check, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

   You may elect to have your distributions directly deposited to your bank checking or savings account by electronic funds transfer. To establish this feature, please call Galaxy's transfer agent at 1-800-345-6611 or, after June 13, 2005, visit www.columbiafunds.com.

4. Galaxy investor programs:

   a. The last sentence of the first paragraph of the section entitled "Galaxy investor programs" on page 25 of the Prospectus is revised to read as follows:

   For further information on any of these programs, call your financial adviser or Galaxy's transfer agent at 1-800-345-6611.

   b. The first two sentences of the section entitled "Checkwriting" on page 25 of the Prospectus are deleted and replaced with the following:

   You can sign up for Galaxy's checkwriting privilege by completing the signature card that accompanies the account application or by calling Galaxy's transfer agent at 1-800-345-6611 to obtain a signature card (if you have previously elected this feature but haven't written a check in the past 18 months, please call the transfer agent to request a signature card). The check must be in an amount of at least $250 and no more than $100,000. You will continue to earn dividends on shares until the check is presented to the bank for payment. When the check is presented to the bank for payment, a sufficient number of shares will be sold at the next determined NAV to cover the amount of the check.

   c. The section entitled "Direct deposit program" is deleted.

   d. The section entitled "Systematic withdrawal plan" on page 25 of the Prospectus is deleted and replaced with the following:

   You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.

   e. The address to which to mail your instructions to cancel your participation in any of Galaxy's investor programs as set forth in the second to last paragraph under the heading "Galaxy investor programs" on page 25 of the Prospectus has been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081

5. How to reach Galaxy:

   The two paragraphs of the section entitled "Galaxy shareholder services" on page 26 of the Prospectus are deleted and replaced with the following:

   Call Galaxy's transfer agent at 1-800-345-6611 for automated account access 24 hours a day, 7 days a week. Shareholder Service Representatives are available to assist you Monday through Friday, from 8:00 a.m. to 8:00 p.m. Eastern Time.

6. Where to find more information:

   The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) as set forth on the back cover page of the Prospectus have been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081
       1-800-345-6611

MMRETSS-SUP (6/17/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                    Galaxy Institutional Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund
                             Galaxy Prime Reserves
                          Galaxy Tax-Exempt Reserves
                                 (the "Funds")

                             Institutional Shares

                     Supplement dated June 17, 2005 to the
                      Prospectus dated February 28, 2005

Change in Transfer Agent

   On June 13, 2005, Columbia Funds Services, Inc., an affiliate of the Funds' investment adviser, began serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures and/or related matters in connection with the opening and servicing of shareholder accounts have been changed as described below.

1. Fees and expenses of the Funds:

   The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 4 (Galaxy Institutional Money Market Fund), page 8 (Galaxy Institutional Government Money Market Fund), page 11 (Galaxy Institutional Treasury Money Market Fund), page 14 (Galaxy Prime Reserves) and page 17 (Galaxy Tax-Exempt Reserves) of the Prospectus:

   Effective June 13, 2005, a $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Funds' transfer agent.

2. How to invest in the Funds:

  Buying, selling and exchanging shares

   a. The telephone number for determining if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange as set forth in the last sentence of the third paragraph of the section entitled "Buying, selling and exchanging shares" on page 22 of the Prospectus has been changed to 1-800-345-6611.

   b. The first two sentences of the fourth paragraph of the section entitled "Buying, selling and exchanging shares" on page 22 of the Prospectus are deleted and replaced with the following:

   If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day).

   c. The following sentence is added at the end of the fifth paragraph of the section entitled "Buying, selling and exchanging shares" on page 22 of the
Prospectus:

   Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early.

  How to exchange shares

   a. The first two paragraphs of the section entitled "How to exchange shares" on page 23 of the Prospectus have been revised as follows:

   If you are a customer of a financial institution, you may exchange Institutional Shares of a Fund for Retail A Shares of any other Galaxy Money Market Fund or for shares of any other fund that's managed by the Adviser or any of its affiliates in which you have an existing account.

   To exchange shares:

  .   ask your financial institution

  .   call Galaxy's transfer agent at 1-800-422-3737

  .   send your request in writing to

       Institutional Funds Services
       P.O. Box 8026
       Boston, MA 02266-8026

  Other transaction policies

   a. The second paragraph of the section entitled "Other transaction policies" on page 23 of the Prospectus is deleted and replaced with the following:

   Sales proceeds are normally wired to your qualified financial institution on the next business day but, upon prior written request, Galaxy may wire sales proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

3. Dividends, distributions and taxes:

   The last sentence of the first paragraph of the section entitled "Dividends, distributions and taxes" on page 26 of the Prospectus is deleted and replaced with the following:

   You may elect to receive your dividends and capital gains distributions in cash or have them reinvested in additional shares of your current Fund. All distributions of $10 or less will be automatically reinvested in additional shares of your current Fund. If you elect to receive distributions in cash and the distribution check is returned as undeliverable, or if you do not cash a distribution check within six months of the date of the check, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

4. Where to find more information:

   The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) as set forth on the back cover page of the Prospectus have been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081
       1-800-345-6611

MMGALIN1-SUP (6/17/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                    Galaxy Institutional Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund
                             Galaxy Prime Reserves
                          Galaxy Tax-Exempt Reserves
                                 (the "Funds")

                               Preferred Shares

                     Supplement dated June 17, 2005 to the
                      Prospectus dated February 28, 2005

Change in Transfer Agent

   On June 13, 2005, Columbia Funds Services, Inc., an affiliate of the Funds' investment adviser, began serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures and/or related matters in connection with the opening and servicing of shareholder accounts have been changed as described below.

1. Fees and expenses of the Funds:

   The following information supplements the information in the section entitled "Fees and expenses of the Fund--Annual Fund operating expenses" on page 4 (Galaxy Institutional Money Market Fund), page 8 (Galaxy Institutional Government Money Market Fund), page 11 (Galaxy Institutional Treasury Money Market Fund), page 14 (Galaxy Prime Reserves) and page 18 (Galaxy Tax-Exempt Reserves) of the Prospectus:

   Effective June 13, 2005, a $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Funds' transfer agent.

2. How to invest in the Funds:

  Buying and selling shares

   a. The telephone number for determining if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange as set forth in the last sentence of the fourth paragraph of the section entitled "Buying and selling shares" on page 22 of the Prospectus has been changed to 1-800-345-6611.

   b. The first two sentences of the fifth paragraph of the section entitled "Buying and selling shares" on page 22 of the Prospectus are deleted and replaced with the following:

       If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day).

   c. The following sentence is added at the end of the sixth paragraph of the section entitled "Buying and selling shares" on page 22 of the Prospectus:

       Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early.

  How to buy shares

   The following changes have been made to the procedures by which former shareholders of the Pillar U.S. Treasury Securities Plus Money Market Fund (the "Fund") may purchase additional Preferred Shares of the Galaxy Institutional Treasury Money Market Fund:

      a. The address to which checks should be mailed in connection with subsequent investments in the Fund as set forth in the section entitled "Buying by mail" on page 23 of the Prospectus has been changed to:

       Institutional Fund Services
       P.O. Box 8026
       Boston, MA 02266-8026

      b. The first three paragraphs of the section entitled "Buying by wire" on page 23 of the Prospectus have been revised to read as follows:

       To make an additional investment by wire, send U.S. funds through the Federal Reserve System to Bank of America as agent for Galaxy's transfer agent. Prior to initiating any wire purchase, you must call Galaxy's transfer agent at 1-800-422-3737 to obtain a control number, which must be included with your wire.

       Prior to June 20, 2005, please call Galaxy's transfer agent at 1-800-422-3737 for special wire instructions. Effective June 20, 2005, you should wire money and registration instructions to:

          Bank of America
          100 Federal Street
          Boston, MA 02110
          ABA# 026009593
          DDA# 98227776
          [Account number]
          [Account registration]
          [Control number]

  How to sell shares

   The following changes have been made to the procedures by which former shareholders of the Pillar Treasury Fund may sell Preferred Shares of the Galaxy Institutional Treasury Money Market Fund:

      a. The address to which written requests to sell shares of the Fund should be mailed as set forth in the section entitled "Selling by mail" on page 24 of the Prospectus has been changed to:

       Institutional Fund Services
       P.O. Box 8026
       Boston, MA 02266-8026

      b. The first sentence of the section entitled "Selling by phone" on page 24 of the Prospectus is deleted and replaced with the following:

       You can sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified Galaxy of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period.

      c. Under the section entitled "Medallion signature guarantees" on page 24 of the Prospectus, (i) the first bullet point is revised to provide that when selling shares by mail or phone, a Medallion signature guarantee is required if you're selling shares worth more than $100,000 and (ii) the third bullet point is deleted.

  Other transaction policies

   a. The fourth paragraph of the section entitled "Other transaction policies" on pages 24-25 of the Prospectus is deleted and replaced with the following:

       If you sell your shares through a qualified financial institution, sales proceeds are normally wired to your qualified financial institution on the next business day but, upon prior written request, Galaxy may wire sales proceeds on the same business day. If you sell your shares directly through Galaxy's transfer agent, sales proceeds are normally sent to you within three business days but, upon prior written request, Galaxy may wire proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

3. Dividends, distributions and taxes:

   The last sentence of the first paragraph of the section entitled "Dividends, distributions and taxes" on page 26 of the Prospectus is deleted and replaced with the following:

       You may elect to receive your dividends and capital gains distributions in cash or have them reinvested in additional shares of your current Fund. All distributions of $10 or less will be automatically reinvested in additional shares of your current Fund. If you elected to receive distributions in cash and the distribution check is returned as undeliverable, or if you do not cash the distribution check within six months of the date of the check, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

       If you are a former shareholder of the Pillar Treasury Fund, you may elect to have your distributions directly deposited to your bank checking or savings account by electronic funds transfer. To establish this feature, please call Galaxy's transfer agent at 1-800-345-6611 or, after June 13, 2005, visit www.columbiafunds.com.

4. How to reach Galaxy:

   The two paragraphs of the section entitled "Galaxy shareholder services" on page 27 of the Prospectus (this section is applicable to former shareholders of the Pillar U.S. Treasury Fund only) are deleted and replaced with the following:

       Call Galaxy's transfer agent at 1-800-345-6611. Shareholder Service Representatives are available to assist you Monday through Friday, from 8:00 a.m. to 8:00 p.m. Eastern Time.

5. Where to find more information:

   The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) as set forth on the back cover page of the Prospectus have been changed to:

       Institutional Fund Services
       P.O. Box 8026
       Boston, MA 02266-8026
       1-800-345-6611


MMGALIN3-SUP (6/17/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                Galaxy Connecticut Municipal Money Market Fund
               Galaxy Massachusetts Municipal Money Market Fund
                  Galaxy New York Municipal Money Market Fund
                 Galaxy New Jersey Municipal Money Market Fund
                  Galaxy Florida Municipal Money Market Fund
                                 (the "Funds")

                                 Trust Shares

                     Supplement dated June 17, 2005 to the
                      Prospectus dated September 30, 2004

Change in Transfer Agent

   On June 13, 2005, Columbia Funds Services, Inc., an affiliate of the Funds' investment adviser, began serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures and/or related matters in connection with the opening and servicing of shareholder accounts have been changed as described below.

1. Fees and expenses of the Funds:

   The following information supplements the information in the section entitled "Fees and expenses of the Fund--Annual Fund operating expenses" on page 6 (Galaxy Connecticut Municipal Money Market Fund), page 10 (Galaxy Massachusetts Municipal Money Market Fund), page 13 (Galaxy New York Municipal Money Market Fund), page 16 (Galaxy New Jersey Municipal Money Market Fund) and page 19 (Galaxy Florida Municipal Money Market Fund) of the Prospectus:

   Effective June 13, 2005, a $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Funds' transfer agent.

2. How to invest in the Funds:

  Buying and selling shares

   a. The telephone number for determining if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange as set forth in the last sentence of the third paragraph of the section entitled "Buying and selling shares" on page 22 of the Prospectus has been changed to 1-800-345-6611.

      b. The first two sentences of the fourth paragraph of the section entitled "Buying and selling shares" on page 22 of the Prospectus are deleted and replaced with the following:

       If your order to buy shares is received and accepted by Galaxy's transfer agent by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to purchase shares is received and accepted by Galaxy's transfer agent after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time), the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day).

      c. The following sentences are added at the end of the fourth paragraph of the section entitled "Buying and selling shares" on page 22 of the
   Prospectus:

       Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early. For purposes of determining when your order is received, purchases and redemptions by electronic funds transfer and purchases and redemptions by check on a given business day are treated as received after 11:00 a.m. but before 4:00 p.m. on that business day.

  Other transaction policies

      a. The second paragraph of the section entitled "Other transaction policies" on page 23 of the Prospectus is deleted and replaced with the following:

       Sales proceeds are normally wired to your financial institution on the next business day but, upon prior written request, Galaxy may wire sales proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

   b. The following section is added immediately following the section entitled "Other transaction policies" on page 23 of the Prospectus:

  Frequent purchases and redemptions of shares

   Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason Galaxy's Board of Trustees has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of shares of the Funds. The Board also believes that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Adviser, which could detract from the Fund's performance.

3. Dividends, distributions and taxes:

   a. The second paragraph of the section entitled "Dividends and capital gains distributions" on page 24 of the Prospectus is deleted and replaced with the following:

   You may elect to receive your dividends and capital gains distributions in cash or have them reinvested in additional shares of your current Fund. All distributions of $10 or less will be automatically reinvested in additional shares of your current Fund. If you elect to receive distributions in cash and the distribution check is returned as undeliverable, or if you do not cash a distribution check within six months of the date of the check, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

4. Where to find more information:

   The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) as set forth on the back cover page of the Prospectus have been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081
       1-800-345-6611

MMTRSS-SUP (6/17/05)

                                THE GALAXY FUND
                                  ("Galaxy")

                           Galaxy Money Market Fund
                      Galaxy Government Money Market Fund
                    Galaxy U.S. Treasury Money Market Fund
                      Galaxy Tax-Exempt Money Market Fund
                                 (the "Funds")

                                 Trust Shares

                     Supplement dated June 17, 2005 to the
                      Prospectus dated September 30, 2004

Change in Transfer Agent

   On June 13, 2005, Columbia Funds Services, Inc., an affiliate of the Funds' investment adviser, began serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures and/or related matters in connection with the opening and servicing of shareholder accounts have been changed as described below.

1. Fees and expenses of the Funds:

   The following information supplements the information in the section entitled "Fees and expenses of the Fund--Annual Fund operating expenses" on page 4 (Galaxy Money Market Fund), page 7 (Galaxy Government Money Market
Fund), page 10 (Galaxy U.S. Treasury Money Market Fund) and page 13 (Galaxy Tax-Exempt Money Market Fund) of the Prospectus:

   Effective June 13, 2005, a $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Funds' transfer agent.

2. How to invest in the Funds:

  Buying and selling shares

      a. The telephone number for determining if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange as set forth in the last sentence of the fourth paragraph of the section entitled "Buying and selling shares" on page 17 of the Prospectus has been changed to 1-800-345-6611.

      b. The first two sentences of the fourth paragraph of the section entitled "Buying and selling shares" on page 17 of the Prospectus are deleted and replaced with the following:

       If your order to buy shares is received and accepted by Galaxy's transfer agent on a business day by 11:00 a.m. (Eastern time) for the U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund or by 2:00 p.m. (Eastern time) for the Money Market Fund and Government Money Market Fund, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to purchase shares is received and accepted by Galaxy's transfer agent on a business day after 11:00 a.m. (Eastern time) for the U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund or after 2:00 p.m. (Eastern time) for the Money Market Fund and Government Money Market Fund but in each case before 4:00 p.m. (Eastern time), the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day).

      c. The following sentences are added at the end of the fourth paragraph of the section entitled "Buying and selling shares" on page 17 of the
   Prospectus:

       Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early. For purposes of determining when your order is received, purchases and redemptions by electronic funds transfer, purchases and redemptions by check and exchange transactions on a given business day are treated as received after the applicable 11:00 a.m. or 2:00 p.m. time limits referenced above but before 4:00 p.m. on that business day.

  Other transaction policies

      a. The second paragraph of the section entitled "Other transaction policies" on page 23 of the Prospectus is deleted and replaced with the following:

       Sales proceeds are normally wired to your financial institution on the next business day but, upon prior written request, Galaxy may wire sales proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

      b. The following section is added immediately following the section entitled "Other transaction policies" on page 23 of the Prospectus:

  Frequent purchases and redemptions of shares

       Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason Galaxy's Board of Trustees has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of shares of the Funds. The Board also believes that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in price based on market prices. However, some investors may seek to take advantage of a short-term disparity between a Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of a Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Adviser, which could detract from the Fund's performance.

3. Dividends, distributions and taxes:

   a. The second paragraph of the section entitled "Dividends and capital gains distributions" on page 19 of the Prospectus is deleted and replaced with the following:

       You may elect to receive your dividends and capital gains distributions in cash or have them reinvested in additional shares of your current Fund. All distributions of $10 or less will be automatically reinvested in additional shares of your current Fund. If you elect to receive distributions in cash and the distribution check is returned as undeliverable, or if you do not cash a distribution check within six months of the date of the check, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

4. Where to find more information:

   The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) as set forth on the back cover page of the Prospectus have been changed to:

       Columbia Funds Services, Inc.
       P.O. Box 8081
       Boston, MA 02266-8081
       1-800-345-6611

GALMMTS-SUP (6/17/05)

                                 THE GALAXY FUND
                                   ("Galaxy")

                              Galaxy Prime Reserves
                           Galaxy Government Reserves
                           Galaxy Tax-Exempt Reserves
                                  (the "Funds")

                                 Reserve Shares

                      Supplement dated June 17, 2005 to the
                       Prospectus dated February 28, 2005

Change in Transfer Agent

     On June 13, 2005, Columbia Funds Services, Inc., an affiliate of the Funds' investment adviser, began serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures and/or related matters in connection with the opening and servicing of shareholder accounts have been changed as described below:

1.   How to invest in the Funds:

     Buying and selling shares

     a. The first sentence of the third paragraph of the section entitled "Buying and selling shares" on page 15 of the Prospectus is deleted and replaced with the following:

          If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends on the day of purchase).

     b. The following sentence is added at the end of the fourth paragraph of the section entitled "Buying and selling shares" on page 15 of the Prospectus:

          Galaxy's transfer agent must receive payment for all purchases by wire by the close of the Federal Reserve wire transfer system, typically 6:00 p.m. (Eastern time), unless the system closes early.

     Other transaction policies

     a. The fourth paragraph of the section entitled "Other transaction policies" on page 16 of the Prospectus is deleted and replaced by the following:

          Sales proceeds are normally sent to your broker within three business days but, upon prior written request, Galaxy may wire sales proceeds on the same business day. In all cases, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

2.   Where to find more information:

          The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) as set forth under the heading "Where to find more information" on the back cover page of the Prospectus have been changed to:

                Columbia Funds Services, Inc.
                P.O. Box 8081
                Boston, MA  02266-8081
                1-800-345-6611

GALRESRES-SUP(6/17/05)